RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

5. RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

RISK MANAGEMENT

Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.

The sensitivity analysis discussed below reflect the risks associated with instruments that Brookfield Renewable considers are market sensitive and the potential loss resulting from one or more selected hypothetical changes. Therefore, the discussion below is not intended to fully reflect Brookfield Renewable’s risk exposure.

(a) Market risk

Market risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in market prices.

Brookfield Renewable faces market risk from foreign currency assets and liabilities, the impact of changes in interest rates, and floating rate liabilities. Market risk is managed by funding assets with financial liabilities in the same currency and with similar interest rate characteristics and holding financial contracts, such as interest rate swaps and foreign exchange contracts, to minimize residual exposures. Financial instruments held by Brookfield Renewable that are subject to market risk include borrowings and financial instruments, such as interest rate, currency and commodity contracts. The categories of financial instruments that can give rise to significant variability are described below:

(i) Electricity price risk

Electricity price risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate because of changes in electricity prices. Electricity price risk arises from the sale of Brookfield Renewable’s uncontracted generation. Brookfield Renewable aims to sell electricity under long-term contracts to secure stable prices and mitigate its exposure to wholesale markets.

The table below summarizes the impact of changes in the market price of electricity as at December 31. The impact is expressed in terms of the effect on net income and OCI. The sensitivities are based on the assumption that the market price changes by five percent with all other variables held constant.

Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2017	2016	2015	2017	2016	2015
5% increase	$(3)	$(1)	$(2)	$(4)	$(7)	$(7)
5% decrease	3	1	2	4	7	7

(ii) Foreign currency risk

Foreign currency risk is defined for these purposes as the risk that the fair value of a financial instrument held by Brookfield Renewable will fluctuate because of changes in foreign currency rates.

Brookfield Renewable has exposure to the Canadian dollar, Brazilian real, Euro, British pound sterling, Colombian peso, Indian rupee, South African rand, Malaysian ringgit, Thai baht and Chinese yuan through its investments in foreign operations. Consequently, fluctuations in the U.S. dollar exchange rate against these currencies increase the volatility of net income and other comprehensive income. Brookfield Renewable holds foreign currency contracts primarily to mitigate this exposure.

The table below summarizes the impact of changes in the exchange rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the currency exchange rate changes by five percent with all other variables held constant.

Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2017	2016	2015	2017	2016	2015
5% increase	$4	$1	$2	$79	$51	$10
5% decrease	(4)	(1)	(2)	(79)	(51)	(10)

Amounts represent the potential annual net pretax impact.

Amounts represent the potential annual net pretax impact.

Amounts represent the potential annual net pretax impact.

(iii) Interest rate risk

Interest rate risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by Brookfield Renewable will fluctuate, because of changes in interest rates.

Brookfield Renewable’s assets largely consist of long duration physical assets. Brookfield Renewable’s financial liabilities consist primarily of long-term fixed rate debt or floating-rate debt that has been swapped to fixed rates with interest rate financial instruments. All non-derivative financial liabilities are recorded at their amortized cost. Brookfield Renewable also holds interest rate contracts to lock-in fixed rates on certain anticipated future debt issuances.

Brookfield Renewable will enter into interest rate swaps designed to minimize the exposure to interest rate fluctuations on its variable rate debt.  Fluctuations in interest rates could impact Brookfield Renewable’s cash flows, primarily with respect to the interest payable against Brookfield Renewable’s variable rate debt, which is limited to certain subsidiary borrowings with a total principal value of $4,176 million (2016: $4,194 million). Of this principal value, $824 million (2016: $966 million) has been hedged through the use of interest rate swaps. The fair values of the recognized liability for the interest rate swaps were calculated using a valuation model with observable interest rates.

The table below summarizes the impact of changes in the interest rate as at December 31. The impact is expressed in terms of the effect on income and OCI. The sensitivities are based on the assumption that the interest rate changes by one percent with all other variables held constant.

Impact of a 1% change in interest rates, on outstanding interest rate swaps and variable rate debt, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2017	2016	2015	2017	2016	2015
1% increase	$17	$(17)	$(15)	$54	$115	$125
1% decrease	(17)	17	15	(54)	(115)	(125)

(b) Credit risk

Credit risk is the risk of loss due to the failure of a borrower or counterparty to fulfill its contractual obligations. Brookfield Renewable’s exposure to credit risk in respect of financial instruments relates primarily to counterparty obligations regarding energy contracts, interest rate swaps, forward foreign exchange contracts and physical electricity and gas transactions.

Brookfield Renewable minimizes credit risk with counterparties through the selection, monitoring and diversification of counterparties, and the use of standard trading contracts, and other credit risk mitigation techniques. In addition, Brookfield Renewable’s power purchase agreements are reviewed regularly and are almost exclusively with customers having long standing credit histories or investment grade ratings, which limit the risk of non-collection. See Note 22 - Trade receivables and other current assets, for additional details regarding Brookfield Renewable’s trade receivables balance.

The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2017	2016
Cash and cash equivalents	$799	$223
Restricted cash(1)	284	250
Trade receivables and other short-term receivables	442	365
Financial instrument assets(1)	185	200
Due from related parties	60	54
	$1,770	$1,092

Includes both the current and long-term amounts.

(c) Liquidity risk

Liquidity risk is the risk that Brookfield Renewable cannot meet a demand for cash or fund an obligation when due. Liquidity risk is mitigated by Brookfield Renewable’s cash and cash equivalent balances and its access to undrawn credit facilities. Details of the available portion of credit facilities are included in Note 13 – Long-term debt and credit facilities.  Brookfield Renewable also ensures that it has access to public capital markets and maintains a strong investment grade credit rating.

Brookfield Renewable is also subject to the risk associated with debt financing. This risk is mitigated by the long-term duration of debt instruments and the diversification in maturity dates over an extended period of time.

CASH OBLIGATIONS

The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date.  As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2017
(MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$542	$-	$-	$542
Financial instrument liabilities(1)	184	62	24	270
Due to related parties	112	-	-	112
Other long-term liabilities - concession payments	1	3	10	14
Long-term debt and credit facilities(1)	1,676	4,587	5,579	11,842
Interest payable on long-term debt(2)	634	1,924	1,697	4,255
Total	$3,149	$6,576	$7,310	$17,035

AS AT DECEMBER 31, 2016
(MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$467	$-	$-	$467
Financial instrument liabilities(1)	156	66	6	228
Due to related parties	76	-	-	76
Other long-term liabilities - concession payments	1	4	11	16
Long-term debt and credit facilities(1)	1,034	3,970	5,256	10,260
Interest payable on long-term debt(2)	589	1,821	1,449	3,859
Total	$2,323	$5,861	$6,722	$14,906

(1) Includes both the current and long-term amounts.

(2) Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculated based on estimated interest rates.

Brookfield Renewable classifies its assets and liabilities as outlined below:

					Other	Non-financial
	Cash, loans			Derivatives	financial	assets and
AS AT DECEMBER 31, 2017	and	Assets/		used for	assets and	non-financial
(MILLIONS)	receivables	liabilities(1)		hedging	liabilities	liabilities	Total
Cash and cash equivalents	$799		$-	$-	$-	$-	$799
Restricted cash	181	-	-	-	-	-	181
Trade and other receivables(2)	442		-	-	-	-	442
Other current assets	-		-	-	-	112	112
Due from related parties(2)	60		-	-	-	-	60
Financial instrument assets(3)	-		20	6	159	-	185
Equity-accounted investments	-		-	-	-	721	721
Property, plant and equipment, at fair value	-		-	-	-	27,096	27,096
Goodwill	-		-	-	-	901	901
Deferred income tax assets	-		-	-	-	177	177
Other long-term assets	103		-	-	-	127	230
Total assets	$1,585		$20	$6	$159	$29,134	$30,904
Accounts payable and accrued liabilities(2)	$-		$-	$-	$542	$-	$542
Financial instrument liabilities(3)	-		145	125	-	-	270
Due to related parties(2)	-		-	-	112	-	112
Long-term debt and credit facilities(2)(3)	-		-	-	11,766	-	11,766
Deferred income tax liabilities	-		-	-	-	3,588	3,588
Other long-term liabilities	-		-	-	344	-	344
Total liabilities	$-		$145	$125	$12,764	$3,588	$16,622

  Measured at fair value with all gains and losses recorded in the consolidated statement of income.
  Measured at fair value at inception and subsequently recorded at amortized cost using the effective interest rate method.
  Includes both the current and long-term amounts.

				Other	Non-financial
	Cash, loans		Derivatives	financial	assets and
AS AT DECEMBER 31, 2016	and	Assets/	used for	assets and	non-financial
(MILLIONS)	receivables	liabilities(1)	hedging	liabilities	liabilities	Total
Cash and cash equivalents	$223	$-	$-	$-	$-	$223
Restricted cash	121	-	-	-	-	121
Trade and other receivables(2)	365	-	-	-	-	365
Other current assets	-	-	-	-	89	89
Due from related parties(2)	54	-	-	-	-	54
Financial instrument assets(3)	-	14	50	136	-	200
Equity-accounted investments	-	-	-	-	206	206
Property, plant and equipment, at fair value	-	-	-	-	25,257	25,257
Goodwill	-	-	-	-	896	896
Deferred income tax assets	-	-	-	-	150	150
Other long-term assets	129	-	-	-	47	176
Total assets	$892	$14	$50	$136	$26,645	$27,737
Accounts payable and accrued liabilities(2)	$-	$-	$-	$467	$-	$467
Financial instrument liabilities(3)	-	11	217	-	-	228
Due to related parties(2)	-	-	-	76	-	76
Long-term debt and credit facilities(2)(3)	-	-	-	10,182	-	10,182
Deferred income tax liabilities	-	-	-	-	3,802	3,802
Other long-term liabilities	-	-	-	310	-	310
Total liabilities	$-	$11	$217	$11,035	$3,802	$15,065

  Measured at fair value with all gains and losses recorded in the consolidated statement of income.
  Measured at fair value at inception and subsequently recorded at amortized cost using the effective interest rate method.
  Includes both the current and long-term amounts.

Fair value disclosures

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.

A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.

Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.

Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;

Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and

Level 3 – inputs for the asset or liability that are not based on observable market data.

The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2017	2016
Assets measured at fair value:
Cash and cash equivalents	$799	$-	$-	$799	$223
Restricted cash(1)	284	-	-	284	250
Financial instrument assets(2)
Energy derivative contracts	-	-	-	-	8
Interest rate swaps	-	6	-	6	7
Foreign exchange swaps	-	20	-	20	49
Available-for-sale investments(2)	79	80	-	159	136
Property, plant and equipment	-	-	27,096	27,096	25,257
Liabilities measured at fair value:
Financial instrument liabilities(3)
Energy derivative contracts	-	(19)	-	(19)	(5)
Interest rate swaps	-	(155)	-	(155)	(178)
Foreign exchange swaps	-	(96)	-	(96)	(45)
Contingent consideration(4)	-	-	(18)	(18)	(16)
Liabilities for which fair value is disclosed:
Long-term debt and credit facilities	-	(12,479)	-	(12,479)	(10,870)
Total	$1,162	$(12,643)	$27,078	$15,597	$14,816

  Includes both the current amount and long-term amount included in Other long-term assets.
  Includes amounts in Level 2 that relate to the Brookfield Infrastructure Debt Fund holdings.
  Includes both current and long-term amounts.
  Amount relates to 2015 and 2014 business combinations with obligations lapsing in 2021 and 2024 respectively.

There were no transfers between levels during the year ended December 31, 2017.

Financial instruments disclosures

The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

		2017		2016
			Net Liabilities	Net Liabilities
(MILLIONS)	Assets	Liabilities	(Assets)	(Assets)
Energy derivative contracts	$-	$19	$19	$(3)
Interest rate swaps	6	155	149	171
Foreign exchange swaps	20	96	76	(4)
Available-for-sale securities	159	-	(159)	(136)
Total	185	270	85	28
Less: current portion	72	184	112	101
Long-term portion	$113	$86	$(27)	$(73)

The following table presents the change in Brookfield Renewable’s total net financial instrument liability position as at and for the year ended December 31:

(MILLIONS)	Note	2017	2016	2015
Balance, beginning of year		$28	$145	$77
Increases (decreases) in the net financial instrument liability position:
Unrealized loss (gain) through income on energy derivative contracts	(a)	5	-	(2)
Unrealized loss through OCI on energy derivative contracts	(a)	17	28	3
Unrealized (gain) loss through income on interest rate swaps	(b)	(1)	7	(2)
Unrealized (gain) loss through OCI on interest rate swaps	(b)	(18)	1	20
Unrealized loss (gain) through income on foreign exchange swaps	(c)	29	(3)	13
Unrealized loss (gain) through OCI on foreign exchange swaps	(c)	94	61	(57)
Unrealized loss through income on available-for-sale investments	(d)	-	-	25
Unrealized loss (gain) through OCI on available-for-sale investments	(d)	20	(52)	-
Acquisitions, settlements and other		(89)	(159)	68
Balance, end of year		$85	$28	$145

Financial instrument liabilities not designated as hedging instruments:
Energy derivative contracts	(a)	$5	$3	$-
Interest rate swaps	(b)	107	2	-
Foreign exchange swaps	(c)	33	6	-
Net positions		$145	$11	$-

Financial instrument liabilities designated as hedging instruments:
Energy derivative contracts	(a)	$14	$2	$1
Interest rate swaps	(b)	48	176	178
Foreign exchange swaps	(c)	63	39	12
Net positions		$125	$217	$191
Financial instrument assets not designated as hedging instruments:
Energy derivative contracts	(a)	$-	$(3)	$-
Interest rate swaps	(b)	(1)	(1)	-
Foreign exchange swaps	(c)	(19)	(10)	(1)
Available-for-sale investments	(d)	(159)	(136)	(14)
Net positions		$(179)	$(150)	$(15)
Financial instrument assets designated as hedging instruments:
Energy derivative contracts	(a)	$-	$(5)	$(31)
Interest rate swaps	(b)	(5)	(6)	-
Foreign exchange swaps	(c)	(1)	(39)	-
Net positions		$(6)	$(50)	$(31)

Total net positions		$85	$28	$145

(a) Energy derivative contracts

Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable’s consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.

For the year ended December 31, 2017, gains of $23 million relating to energy derivative contracts were realized and reclassified from OCI to revenues in the consolidated statements of income (loss) (2016: $48 million and 2015: $32 million).

Based on market prices as of December 31, 2017, unrealized losses of $9 million (2016: $6 million gains and 2015: $25 million gains) recorded in accumulated other comprehensive income (“AOCI”) on energy derivative contracts are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market prices.

(b) Interest rate hedges

Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the consolidated financial statements at fair value.

At December 31, 2017, agreements with a total notional exposure of $1,704 million were outstanding (2016: $2,397 million) including $780 million (2016: $871 million) associated with agreements that are not formally designated as hedging instruments. The weighted-average fixed interest rate resulting from these agreements is 4.5% (2016: 2.5%).

For the year ended December 31, 2017, net movements relating to cash flow hedges realized and reclassified from OCI to interest expense – borrowings in the consolidated statements of income (loss) were $20 million losses (2016: $16 million and 2015: $nil).

Based on market prices as of December 31, 2017, unrealized losses of $18 million (2016: $110 million and 2015: $114 million) recorded in AOCI on interest rate swaps are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.

(c) Foreign exchange swaps

Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.

At December 31, 2017, agreements with a total notional exposure of $2,306 million were outstanding (2016: $1,325 million) including $718 million (2016: $283 million) associated with agreements that are not formally designated as hedging instruments.

Based on market prices as of December 31, 2017, unrealized losses of $48 million (2016: $1 million and 2015: $12 million) recorded in AOCI on foreign exchange swaps are expected to be settled or reclassified into income in the next twelve months. The actual amount reclassified from AOCI, however, could vary due to future changes in market rates.

(d)  Available-for-sale

Brookfield Renewable’s available for sale assets consist of investments in liquid equity and debt securities.

Available-for-sale securities are recorded on the statement of financial position at fair value, and are assessed for impairment at each reporting date. For the year ended December 31, 2017, net movements relating to available-for-sale securities realized and reclassified from OCI to net income were $2 million gains (2016: $9 million gains and 2015: $nil).